Accumulated Other Comprehensive (Loss) Income - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Equity [Abstract]
Amount of other comprehensive income is expected to be reclassified to net income during 2014	$ 55
Amount of other comprehensive income net of income tax during 2014	$ 21